Income Taxes	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Income Taxes

(a) Tax losses

The Company has accumulated non-capital losses of approximately $54,468 (December 31, 2018 – $49,389) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital losses will, if unused, expire in:

Year of Expiry	Total
2024	$ 624
2025	1,219
2027	2,196
2028	3,092
2029	4,168
2030	3,702
2031	2,639
2032	2,355
2033	7,631
2034	4,017
2035	2,060
2036	4,549
2037	5,457
2038	5,349
2039	5,410
$ 54,468

The Company also has non-capital losses in Peru of $1,254 (December 31, 2018 - $1,206), which, if unused, will expire between 2020 and 2023.

The Company has accumulated capital losses $661 (December 31, 2018 – $661) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.

(b) Income tax recovery provision

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

	Year ended December 31, 2019	Year ended December 31, 2018
Loss before income taxes	$ (13,987)	$ (17,674)
Canadian federal and provincial income tax rates	27%	27%
Expected income tax recovery	(3,776)	(4,772)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	918	286
Share issuance costs	(63)	(469)
Adjustment to tax estimates	151	(48)
Amortization of flow-through share premium	(234)	(634)
Flow-through expenditures renunciation	822	2,542
Difference in future and foreign tax rates	(37)	(111)
Other	18	(40)
Increase in unrecognized tax asset	2,147	3,246
Income tax recovery	$ (54)	$ -

(c)	Significant components of the deferred tax assets and liabilities are:

	December 31, 2018	Net loss	Equity	December 31, 2019
Deferred Income tax assets
Non-capital losses carried forward	$ 13,690	$ 1,386	$ -	$ 15,076
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	913	(320)	63	656
Investments	79	(22)	-	57
Site reclamation obligations	511	65	-	576
Property, plant & equipment	197	62	-	259
Mineral property interests	7,061	762	-	7,823
Peruvian VAT Receivable	355	47		402
FX on intercompany	(104)	110	-	6
	22,747	2,090	63	24,900
Deferred income tax liabilities
Mineral property interests	(951)	38	-	(913)
Bridge loan	-	10	(54)	(44)

Net deferred tax assets	21,796	2,138	9	23,943

Unrecognized deferred tax assets	(21,796)	(2,084)	(63)	(23,943)

Net deferred tax balance	$ -	$ 54	$ (54)	$ -

	December 31, 2017 (Restated)	Net loss	Equity	December 31, 2018
Deferred Income tax assets
Non-capital losses carried forward	$ 12,260	$ 1,430	$ -	$ 13,690
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	740	-	173	913
Investments	47	32	-	79
Site reclamation obligations	448	63	-	511
Property, plant & equipment	136	61	-	197
Mineral property interests	5,799	1,262	-	7,061
Peruvian VAT Receivable	227	128		355
	19,702	2,976	173	22,851
Deferred income tax liabilities
Mineral property interests	(1,188)	237	-	(951)
FX on intercompany	36	(140)	-	(104)

Net deferred tax assets	18,550	3,073	173	21,796

Unrecognized deferred tax assets	(18,550)	(3,073)	(173)	(21,796)

Net deferred tax balance	$ -	$ -	$ -	$ -